Employee Benefit Plans - Change in Projected Benefit Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Balance at the beginning of period	$ 1,989	$ 603
Interest cost	9	11
Current service cost	458	398
Prior service costs		(50)
Contributions by plan participants		699
Benefits paid	(742)
Actuarial loss on obligation	(619)	287
Foreign currency exchange rate changes	(54)	41
Balance at the end of period	$ 1,041	$ 1,989